UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Tiger Management L.L.C.

Address:   101 Park Avenue
           New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Elouise P. Manhertz
Title:  Chief Financial Officer
Phone:  (212)984-8869


Signature, Place and Date of Signing:

/s/Elouise Manhertz             New York, New York            May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $352,538
                                       (thousand,s)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

COLUMN 1                    COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                                          VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT    PRN CALL  DISCRETION  MGRS    SOLE      SHARED  NONE
--------------              ---------------   ------      ---------  --------   --- ----  ----------- -----   -----     ------- ----
APPLE INC                   COM               037833100   53,174        88,690  SH        SOLE                   88,690  0      0
AUTONAVI HLDGS LTD          SPONSORED ADR     05330F106    6,536       520,759  SH        SOLE                  520,759  0      0
CABLEVISION SYS CORP        CL A NY CABLVS    12686C109    8,011       545,700  SH        SOLE                  545,700  0      0
CALLIDUS SOFTWARE INC       COM               13123E500    5,896       754,900  SH        SOLE                  754,900  0      0
CARDIOME PHARMA CORP        COM NEW           14159U202    1,125     1,596,106  SH        SOLE                1,596,106  0      0
CARNIVAL CORP               PAIRED CTF        143658300      319         9,950  SH        SOLE                    9,950  0      0
GOLDMAN SACHS GROUP INC     COM               38141G104   31,225       251,065  SH        SOLE                  251,065  0      0
GOOGLE INC                  CL A              38259P508   20,226        31,542  SH        SOLE                   31,542  0      0
HCA HOLDINGS INC            COM               40412C101   12,533       506,600  SH        SOLE                  506,600  0      0
LCA-VISION INC              COM PAR $.001     501803308    8,620     1,372,577  SH        SOLE                1,372,577  0      0
LIBERTY GLOBAL INC          COM SER A         530555101   20,412       407,595  SH        SOLE                  407,595  0      0
MARKET VECTORS ETF TR       GOLD MINER ETF    57060U100    9,824       198,300  SH        SOLE                  198,300  0      0
MARKET VECTORS ETF TR       JR GOLD MINERS E  57060U589    6,439       262,300  SH        SOLE                  262,300  0      0
MASTERCARD INC              CL A              57636Q104   22,286        52,994  SH        SOLE                   52,994  0      0
NETFLIX INC                 COM               64110L106    9,238        80,300  SH        SOLE                   80,300  0      0
NEXEN INC                   COM               65334H102      513        27,950  SH        SOLE                   27,950  0      0
PNC FINL SVCS GROUP INC     COM               693475105   12,711       197,100  SH        SOLE                  197,100  0      0
QUALCOMM INC                COM               747525103   14,703       216,030  SH        SOLE                  216,030  0      0
REMARK MEDIA INC            COM               75954W107    1,530       254,183  SH        SOLE                  254,183  0      0
RYANAIR HOLDINGS PLC        SPONSORED ADR     783513104    4,463       123,022  SH        SOLE                  123,022  0      0
SANDISK CORP                COM               80004C101    6,992       141,000  SH        SOLE                  141,000  0      0
SEALED AIR CORP NEW         COM               81211K100      938        48,600  SH        SOLE                   48,600  0      0
SHERWIN WILLIAMS CO         COM               824348106   11,171       102,800  SH        SOLE                  102,800  0      0
SIRIUS XM RADIO INC         COM               82967N108      231       100,000  SH        SOLE                  100,000  0      0
STARBUCKS CORP              COM               855244109   12,212       218,500  SH        SOLE                  218,500  0      0
SUNCOR ENERGY INC NEW       COM               867224107    2,240        68,500  SH        SOLE                   68,500  0      0
VERISIGN INC                COM               92343E102   10,700       279,000  SH        SOLE                  279,000  0      0
VISA INC                    COM CL A          92826C839   20,007       169,552  SH        SOLE                  169,552  0      0
WELLS FARGO & CO NEW        COM               949746101   12,659       370,800  SH        SOLE                  370,800  0      0
WUXI PHARMATECH CAYMAN INC  SPONS ADR SHS     929352102   15,607     1,083,818  SH        SOLE                1,083,818  0      0
XPO LOGISTICS INC           COM               983793100    9,996       595,000  SH        SOLE                  595,000  0      0

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